Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes
The following table presents domestic and foreign components of (loss) income before income taxes for the periods presented:

	Year Ended December 31,
	2017	2018	2019
	(in thousands)
United States	$(117,715)	$(52,029)	$2,773
Foreign	540	50,584	2,759
Total (loss) income before income taxes	$(117,175)	$(1,445)	$5,532

Components of Income Taxes Benefit and Expenses
The components of the (benefit) provision for income taxes consisted of the following:

	Year Ended December 31,
	2017	2018	2019
Current:	(in thousands)
U.S. federal	$319	$(4,000)	$1,409
State	2,610	2,772	2,776
Foreign	2,597	5,420	3,025
Total current provision	5,526	4,192	7,210
Deferred:
U.S. federal	(36,854)	(4,671)	10,505
State	(3,243)	236	(913)
Foreign	9,377	10,435	(1,848)
Change in valuation allowance	7,913	(16,438)	2,925
Total deferred (benefit) provision	(22,807)	(10,438)	10,669
Total (benefit) provision	$(17,281)	$(6,246)	$17,879

Reconciliation of Statutory Federal Rate
The following table presents a reconciliation of the Company's income tax (benefit) expense based on statutory income tax rates and the actual income tax (benefit) expense, for the periods presented:

	Year Ended December 31,
	2017	2018	2019
	(in thousands)
U.S. federal taxes at statutory rate	$(40,973)	$(303)	$582
State income taxes, net of federal benefit	(749)	265	1,981
Non-deductible stock-based compensation	9,265	3,906	8,358
Goodwill related	—	—	4,242
Non-deductible transaction costs	—	1,538	—
Non-taxable loss on redemption of equity interest	—	9,230	—
Credits	(1,247)	(5,659)	(4,484)
Foreign rate differential	(1,404)	369	(484)
Change in valuation allowance—U.S.	18,777	(5,199)	985
Change in valuation allowance—foreign	(10,864)	(11,239)	1,940
Rate change	(8,809)	694	30
Foreign attribute - write-off	9,261	—	—
Uncertain tax positions	1,129	2,195	1,367
Permanent differences and other	8,333	(2,043)	3,362
Total (benefit) expense	$(17,281)	$(6,246)	$17,879

Components of the Company's Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2018	2019
	(in thousands)
Deferred income tax assets:
Net operating loss carry-forward	$39,765	$15,806
Credit carry-forward	33,526	37,373
Interest expense limitation carry-forward	14,711	28,131
Deferred compensation	179	134
Deferred revenue	3,752	—
Other reserves	2,549	—
Stock-based compensation	11,673	7,891
Operating lease	—	23,812
Other, net	977	—
Total deferred income tax assets	107,132	113,147
Deferred income tax liabilities:
Purchased intangible assets	(29,855)	(11,049)
Goodwill	(35,400)	(43,075)
Property and equipment	(11,183)	(12,000)
Operating lease	—	(21,729)
Deferred revenue	—	(553)
Other reserves	—	(736)
Other	—	(962)
Total deferred income tax liabilities	(76,438)	(90,104)
Valuation allowance	(47,151)	(50,076)
Net deferred income tax liabilities	$(16,457)	$(27,033)

Tax Attributes Available to be Carried Forward
As of December 31, 2019, the Company recorded the following tax attributes available to be carried forward:

Jurisdiction	Amount	Year Loss Carry-forwards Expire
	(in millions)
Domestic
Federal	$26.9	2037
State	78.0	various dates through 2039
Foreign
China	0.9	2021
Brazil	4.4	indefinite
Netherlands	12.4	2022
India	0.6	2022
Singapore	0.4	indefinite
Total NOL carry-forwards	$123.6

Domestic
Federal	$25.2	2034
State	15.5	various dates
Total tax credit carry-forwards	$40.7

Total tax attributes available	$164.3

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents a reconciliation of the total amounts of unrecognized tax benefits:

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Unrecognized tax benefits at the beginning of the year	$—	$1,129	$4,381
Additions for tax positions of prior years	734	887	493
Reductions for tax positions of prior years	—	$—	(1,057)
Additions for tax positions of current year	395	2,365	881
Statute of limitation	—	—	(7)
Unrecognized tax benefits at the end of the year	$1,129	$4,381	$4,691